Filed Pursuant to Rule 497(c)

1933 Act File No. 033-20827

1940 Act File No. 811-05518

RBB Fund, Inc.

Abbey Capital Futures Strategy Fund

Boston Partners Emerging Markets Long/Short Fund

Schneider Small Cap Value Fund

Summit Global Investments Global Low Volatility Fund (formerly, Dynamic U.S. Growth Fund)

January 19, 2017

EXPLANATORY NOTE

On behalf of the Abbey Capital Futures Strategy Fund, Boston Partners Emerging Markets Long/Short Fund, Schneider Small Cap Fund and Summit Global Investments Global Low Volatility Fund (formerly, Dynamic U.S. Growth Fund), each a series of RBB Fund, Inc. (the “Company”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Company and pursuant to Rule 497(c) under the Securities Act on January 5, 2017; such form of Supplement (Accession Number 0001104659-17-000969) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE